Statement of Cash Flows	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Statement of Cash Flows

Note 2. Statement of Cash Flows

The Company has chosen to report on a net basis its cash receipts and cash payments for time deposits accepted and repayments of those deposits, and loans made to customers and principal collections on those loans. The Company uses the indirect method to present cash flows from operating activities. Other supplemental cash flow information is presented below:

	Nine months ended September 30,
	2013	2012
Cash transactions:
Interest expense paid	$9,270	$9,899

Income taxes paid	$3,100	$—

Noncash transactions:
Transfers of loans to other real estate owned	$2,885	$340

Loans to facilitate the sale of other real estate owned	$113	$20

Write-off of debt origination costs related to warrants	$223	$—

Security purchased, not yet settled	$1,000	$—

Restricted stock vested	$9	$—

Note 4.	Statement of Cash Flows

The Company has chosen to report on a net basis its cash receipts and cash payments for time deposits accepted and repayments of those deposits, and loans made to customers and principal collections on those loans. The Company uses the indirect method to present cash flows from operating activities. Other supplemental cash flow information is presented below:

	Years Ended December 31,
	2012	2011	2010
Cash transactions:
Interest expense paid	$13,329	$13,534	$13,654

Noncash transactions:
Transfers of loans to other real estate owned	$885	$5,723	$13,410

Loans to facilitate the sale of other real estate owned	$3,473	$661	$358

Adriatica real estate notes financed	$—	$12,188	$—

Stock warrants issued for guarantee of other borrowings	$—	$475	$—

Common stock issued for noncompete agreement	$115	$—	$—

Transfer of bank premises to other real estate	$379	$—	$—

Supplemental schedule of noncash investing activities from acquisitions and branch sale:

	Years Ended December 31,
	2012	2011	2010
Noncash assets acquired:
Certificates of deposit held in other banks	$17,078	$—	$—
Securities available for sale	10,314	—	9,937
Restricted stock	1,417	—	204
Loans	180,448	—	67,505
Premises and equipment	5,717	—	14,541
Other real estate owned	1,573	—	4,553
Goodwill	17,746	—	—
Core deposit intangible	1,362	—	1,748
Other assets	1,669	—	564

Total assets	$237,324	$—	$99,052

Noncash liabilities assumed:
Deposits	$216,444	$—	$120,431
FHLB advances	12,500	—	—
Other borrowings	—	—	3,635
Junior subordinated debt	3,609	—	—
Other liabilities	700	—	949

Total liabilities	$233,253	$—	$125,015

Cash and cash equivalents acquired from acquisitions	$46,230	$—	$37,819

Contingent consideration recorded	$—	$—	$1,752

Cash paid to shareholders of acquired banks	$46,600	$—	$101

Fair value of common stock issued to shareholders of acquired bank	$3,701	$—	$3,311

Noncash assets transferred:
Loans	$807	$—	$—
Premises and equipment	280	—	—
Goodwill	254	—	—
Core deposit intangible	119	—	—
Other assets	13	—	—

Total assets	$1,473	$—	$—

Non cash liabilities transferred:
Deposits	$20,068	$—	$—
Other liabilities	6	—	—

Total liabilities	$20,074	$—	$—

Cash and cash equivalents transferred in branch sale	$133	$—	$—

Deposit premium received	$414	$—	$—

Cash paid to buyer, net of deposit premium	$18,430	$—	$—